AB ACTIVE ETFs, INC.

- AB Corporate Bond ETF

(Ticker: EYEG)

- AB Core Plus Bond ETF

(Ticker: CPLS)

(the “Funds”)

Supplement dated August 14, 2025 to the Funds’ Prospectus and Summary Prospectuses dated March 31, 2025, as amended.

*     *     *     *     *

The following replaces the chart under the heading “Portfolio Managers” in the summary section of the Prospectus and Summary Prospectuses for the following Funds.

AB Corporate Bond ETF

PORTFOLIO MANAGERS

The following table lists the persons responsible for day-to-day management of the Fund’s portfolio:

Employee	Length of Service	Title
Scott A. DiMaggio	Since March 2025	Senior Vice President of the Adviser
Timothy Kurpis	Since 2023	Senior Vice President of the Adviser
Bernd Wuebben	Since 2023	Senior Vice President of the Adviser

AB Core Plus Bond ETF

PORTFOLIO MANAGERS

The following table lists the persons responsible for day-to-day management of the Fund’s portfolio:

Employee	Length of Service	Title
Scott A. DiMaggio	Since March 2025	Senior Vice President of the Adviser
Timothy Kurpis	Since 2023	Senior Vice President of the Adviser
Bernd Wuebben	Since 2023	Senior Vice President of the Adviser
Serena Zhou	Since 2023	Senior Vice President of the Adviser

*     *     *     *     *

The following replaces certain information under the heading “Management of the Funds – Portfolio Managers” in the Prospectus for the following Funds.

AB Corporate Bond ETF

Employee; Year; Title	Principal Occupation(s) During the Past Five (5) Years
Scott A. DiMaggio; since March 2025; Senior Vice President of the Adviser	Senior Vice President of the Adviser, with which he has been associated in a substantially similar capacity to his current position since prior to 2020. He is also Head of Fixed-Income.
Timothy Kurpis; since 2023; Senior Vice President of the Adviser	Senior Vice President of the Adviser, with which he has been associated in a substantially similar capacity to his current position and as a trader since prior to 2020.
Bernd Wuebben; since 2023; Senior Vice President of the Adviser	Senior Vice President of the Adviser, with which he has been associated in a substantially similar capacity to his current position since prior to 2020. He is also Director of Systematic Investing and Quantitative Research.

AB Core Plus Bond ETF

Employee; Year; Title	Principal Occupation(s) During the Past Five (5) Years
Scott A. DiMaggio; since March 2025; (see above)	(see above)
Timothy Kurpis; since 2023; Senior Vice President of the Adviser	(see above)
Bernd Wuebben; since 2023; Senior Vice President of the Adviser	(see above)
Serena Zhou; since 2023; Senior Vice President of the Adviser	Senior Vice President of the Adviser, with which she has been associated in a substantially similar capacity to her current position since prior to 2020.

The Statement of Additional Information is revised, as applicable, to incorporate changes conforming to this Supplement.

*     *     *     *     *

This Supplement should be read in conjunction with the Prospectuses for the Funds.

You should retain this Supplement with your Prospectus(es) for future reference.

__________________

The [A/B] Logo is a service mark of AllianceBernstein and AllianceBernstein® is a registered trademark used by permission of the owner, AllianceBernstein L.P.

2